Long term Debt - Information Per Loan (Details) (USD $) In Thousands, unless otherwise specified	72 Months Ended			40 Months Ended			35 Months Ended			29 Months Ended						27 Months Ended		27 Months Ended		0 Months Ended
	Dec. 31, 2013 Commerzbank $120,000 facility	Dec. 31, 2012 Commerzbank $120,000 facility	Dec. 27, 2007 Commerzbank $120,000 facility	Dec. 31, 2013 Commerzbank $26,000 facility	Dec. 31, 2012 Commerzbank $26,000 facility	Sep. 03, 2010 Commerzbank $26,000 facility	Dec. 31, 2013 Credit Agricole Corporate and Investment Bank $70,000 facility	Dec. 31, 2012 Credit Agricole Corporate and Investment Bank $70,000 facility	Jan. 20, 2011 Credit Agricole Corporate and Investment Bank $70,000 facility	Dec. 31, 2013 ABN Amro Bank N.V. $31,000 facility	Dec. 31, 2012 ABN Amro Bank N.V. $31,000 facility	Jul. 21, 2011 ABN Amro Bank N.V. $31,000 facility	Dec. 31, 2013 HSH Nordbank AG $64,500 facility	Dec. 31, 2012 HSH Nordbank AG $64,500 facility	Oct. 03, 2011 HSH Nordbank AG $64,500 facility	Dec. 31, 2013 HSH Nordbank AG $64,500 facility - Supramax tranche	Oct. 03, 2011 HSH Nordbank AG $64,500 facility - Supramax tranche	Dec. 31, 2013 HSH Nordbank AG $64,500 facility - Capesize tranche	Oct. 03, 2011 HSH Nordbank AG $64,500 facility - Capesize tranche	Dec. 31, 2013 HSH Nordbank AG $35,000 facility	Dec. 24, 2013 HSH Nordbank AG $35,000 facility
Long term debt [Line Items]
Loan amount			$ 120,000			$ 26,000			$ 70,000			$ 31,000			$ 64,500		$ 48,500		$ 16,000		$ 35,000
Vessels provided as security	Star Gamma, Star Delta, Star Epsilon, Star Zeta and Star Theta			Star Aurora			Star Borealis and Star Polaris			Star Big and Star Mega										Star Challenger and Star Fighter
Loan reference interest rate	LIBOR			LIBOR			LIBOR			LIBOR						LIBOR or cost of funds (whichever is greater)		LIBOR or cost of funds (whichever is greater)		LIBOR
Loan interest rate margin			0.8% to 1.25%			2,6%			2,7%			2,9%					2,75%		3%		3,25%
Outstanding borrowings	66,986	71,386		15,544	17,064		58,909	62,849		18,400	24,000		30,496	48,815						35,000
Debt instrument amount drawn down									$ 67,275											$ 0